PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2013
PREPAYMENT AND OTHER CURRENT ASSETS
7.	PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consisted of the following:

			As of September 30,
	Notes		2012	2013
			US$	US$

Advance to the suppliers		(1)	1,835	1,873
Prepaid expenses			1,092	1,034
Refundable prepayments		(2)	325	—
Current portion of receivables related to ITAT program (Note 13)			—	285
Funds receivable		(3)	142	285
Deposits			68	11
Others			436	599
Less: allowance for doubtful accounts		(2)	(325)	—

Prepayment and other current assets, net			3,573	4,087

(1)	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss is incurred. To date, the Group has not experienced any loss of advances to suppliers.
(2)	The group prepaid a refundable fee to a government agency in the year ended September 30, 2010 as a sponsor of ITAT contest which was subsequently cancelled. In 2013, the Group and the government agency agreed to cease a series of cooperations on ITAT program, including ITAT contest. Based on the termination agreement, the Group waived the amount of US$325 related to the sponsorship of ITAT contest and accordingly wrote off the refundable prepayments in 2013. The Group recorded a full allowance for such prepaid amount in 2012.
(3)	Funds receivable arise due to the time taken to clear customers’ payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are treated as a receivable until the cash is received.